Deferred tax (Details) - Schedule of deferred tax - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Schedule of deferred tax [Abstract]
Deferred tax liability	R (47,063)	R (42,024)
Deferred revenue	58,137	44,790
Property, plant and equipment and capitalized commission assets	(144,782)	(117,686)
Lease obligations	4,690	12,119
ECL provision on trade receivables	21,887	11,302
Other	13,005	7,451
Deferred tax asset	58,383	47,046
Deferred revenue	540	6
Property, plant and equipment and capitalized commission assets	27,059	37,479
Tax losses	19,710	6,115
Lease obligations	1,303	297
ECL provision on trade receivables	3,953	928
Other	5,818	2,221
Total net deferred tax asset	11,320	5,022
Reconciliation of deferred tax asset/(liability)
At March 1	5,022	21,090
Acquisition of subsidiaries	(13,386)
Increase in deferred revenue temporary differences	13,912	19,320
Decrease in property, plant and equipment and capitalized commission assets temporary differences	(23,479)	(4,176)
Increase/(decrease) in inventory temporary differences		(26,018)
Increase/(decrease) in tax losses temporary differences	8,887	(10,241)
Decrease in lease obligation temporary differences	(6,365)	(3,935)
Increase in ECL provision on trade receivables temporary differences	13,855	6,294
Increase/(decrease) in research and development temporary differences		(1,071)
Increase in other temporary differences	12,954	3,759
Translation adjustments	(80)
At February 28	11,320	5,022
Reconciliation of deferred tax balances
At March 1	5,022	21,090
Acquisition of subsidiaries	(13,386)
Disposal of subsidiary		(550)
Charge to income statement	19,764	(16,996)
Translation adjustments	(80)	1,478
At February 28	R 11,320	R 5,022